COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

Class A (MLOAX), Class C (MLOCX), Class I (MLOIX),

Class R (MLORX) and Class Z (MLOZX) Shares

Supplement dated April 16, 2015 to

Prospectus dated April 1, 2015

The “Average Annual Total Returns” table on pages 10 and 7 of the Statutory Prospectus and Summary Prospectus, respectively, is hereby deleted and replaced with the following:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	1 Year	Since Inception December 20, 2013
Class A Shares
Return Before Taxes	7.55%	10.66%
Return After Taxes on Distributions	6.15%	9.28%
Return After Taxes on Distributions and Sales of Fund Shares	4.27%	7.51%
Class C Shares
Return Before Taxes	10.91%	15.02%
Class I Shares
Return Before Taxes	13.06%	16.16%
Class R Shares
Return Before Taxes	N/A(1)	(8.20)%(1)
Class Z Shares
Return Before Taxes	12.95%	16.05%
Alerian Energy Infrastructure Index (reflects no deduction for fees, expenses or taxes)(2)	13.90%	17.02%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)(3)	4.80%	8.85%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(4)	13.69%	15.16%

(1)	The inception date for Class R Shares is October 1, 2014.
(2)	The Alerian Energy Infrastructure Index is a composite of 30 core North American energy infrastructure companies that engage in the transportation, storage, and processing of energy commodities.
(3)	The Alerian MLP Index is a composite of the 50 most prominent energy MLPs calculated using a float-adjusted, capitalization-weighted methodology.
(4)	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.